FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explantory [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
NOTE 20: FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	2020	2019
	£m	£m
Debt securities:
Government securities	14,286	13,098
Asset-backed securities:
Mortgage-backed securities	—	121
Other asset-backed securities	180	60
Corporate and other debt securities	12,935	11,051
	27,401	24,330
Treasury and other bills	36	535
Equity shares	166	227
Total financial assets at fair value through other comprehensive income	27,603	25,092
All assets were assessed at Stage 1 at 31 December 2019 and 2020